Fair Value Of Assets And Liabilities (Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings) (Details) (Mortgage Banking Noninterest Income [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ (4,387)	$ (2,618)	$ (368)
Other Short-Term Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value included in net income	$ (3)	$ 3,677	$ 12,476